WERNER & KENNEDY
                                  1633 BROADWAY
                              NEW YORK, N.Y. 10019
                                                             ---------

                            TELEPHONE (212) 408-6900
                            FACSIMILE (212) 408-6950

Writer's Direct Dial Number
(212) 408-6920

                                                              January 2, 1997


VIA EDGAR SUBMISSION

Filing Desk
Securities & Exchange Commission
450 Fifth Street
Judiciary Plaza
Washington, D.C. 20549

         Re: Certification Filing on behalf of American Skandia Trust Pursuant to Rule 497(j)
                  Registration No. 33-24962
                  Investment Company Act No. 811-5186
                  CIK # 814679
                  -------------------------------------------------

Dear Sir/Madam:

         On behalf of American Skandia Trust ("AST"), we hereby certify, pursuant to paragraph (j) of Rule 497, that: (1) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the AST registration statement (Post-Effective Amendment No. 20); and (2) the text of Post-Effective Amendment No. 20 to the AST Registration Statement was filed electronically with the Securities and Exchange Commission on December 24, 1996.

         If you have any questions, please do not hesitate to contact me at the above number. Thank you for your attention.

                                                           Very truly yours,


                                                           /s/ Robert K. Fulton
                                                           Robert K. Fulton


cc:  Patrice C. Pitts, Esq.
     Mark Amorosi, Esq.
     John T. Buckley, Esq.
     Eric Freed, Esq.

15532-1